Income Taxes - Schedule of Income Before Income Tax (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States			$ 3,874,876	$ 1,001,605
Foreign
Income before income taxes	$ (765,542)	$ (481,664)	$ 3,874,876	$ 1,001,605